Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Charterer A [Member]
Concentration risk, percentage	73.00%	39.00%	39.00%
Charterer B [Member]
Concentration risk, percentage	24.00%	31.00%	34.00%